CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 14,218	$ 1,655	$ 23,553	$ 2,584	$ 6,574	$ 932
Cost of revenue and operating expenses
Cost of components and personnel	9,695	814	15,266	1,240	3,133	510
Inventory valuation adjustments	(23)	42	76	110	2,417	861
General and administrative expenses	6,441	2,377	12,989	4,413	9,534	7,573
Research and development expenses	2,511	1,542	4,385	3,202	6,106	4,928
Impairment charge					2,683	2,092
Amortization and depreciation	1,143	1,512	2,132	2,867	5,561	4,829
Total cost of revenue and operating expenses	19,767	6,287	34,848	11,832	(29,434)	(20,793)
Loss from operations	(5,549)	(4,632)	(11,295)	(9,248)	(22,860)	(19,861)
Other income (expenses)
Changes in fair value of derivative liabilities	27	(1,773)	(190)	(1,260)	2,545	2,559
Offering expenses	0	(158)	0	(158)	(684)	0
Gain on bargain purchase	3,691	2,237	15,530	2,749	2,749	0
Gain on debt and payables extinguishments	1,090	0	3,990	0
Other expense	(253)	(58)	(253)	(57)	(1,727)	(26)
Interest expense, net	(47)	(198)	(531)	(671)	(925)	(529)
Total other income	4,508	50	18,546	603	1,958	2,004
Net income (loss)	(1,041)	(4,582)	7,251	(8,645)	(20,902)	(17,857)
Dividends and deemed dividends	0	(1,438)	0	(1,808)	(1,808)	(3,079)
Net income (loss) attributable to common shareholders	$ (1,041)	$ (6,020)	$ 7,251	$ (10,453)	$ (22,710)	$ (20,936)
Basic earnings (loss) per share	$ (0.09)	$ (9.80)	$ 0.69	$ (25.43)
Diluted earnings (loss) per share	$ (0.09)	$ (9.80)	$ 0.69	$ (25.43)
Basic and diluted net loss per common share					$ (36.87)	$ (332.32)
Weighted average number of shares outstanding basic and diluted					616	63
Weighted average number of shares outstanding:
Basic	11,405	614	10,500	411
Diluted	11,405	614	10,500	411
Comprehensive loss:
Net income (loss)	$ (1,041)	$ (4,582)	$ 7,251	$ (8,645)	$ (20,902)	$ (17,857)
Unrealized gain on currency translation adjustment	365	0	348	0
Comprehensive income (loss)	$ (676)	$ (4,582)	$ 7,599	$ (8,645)